Shareholders' Equity	6 Months Ended
Jun. 30, 2019
Equity [Abstract]
SHAREHOLDERS' EQUITY
7.	SHAREHOLDERS' EQUITY

Restricted Shares

On April 4, 2018, the Company forfeited 1,150 shares of restricted shares as the employees resigned from the Company.

On September 18, 2018, the Company granted 370,525 shares of restricted shares to four employees and one independent director of the Company for the services provided for the past one year. These shares are vested immediately upon grant. The fair value of restricted shares is determined with reference to the fair value of the underlying shares on grant date and is recognized as expense on the grant date. Share-based compensation expense, when recognized, is charged for the consolidated income statements with the corresponding entry to additional paid-in capital.

A summary of the changes in the restricted shares related to ordinary shares granted by the Company for the six months ended June 30, 2019 and 2018 is as follows:

	Number of restricted shares	Weighted average grant date fair value
Granted and unvested as of December 31, 2017	1,308	$7.90
Granted	370,525	0.85
Vested	(370,683)	0.85
Forfeited	(1,150)	7.90
Granted and unvested as of December 31, 2018 and June 30, 2019	-	$-

Preferred Shares

The Company is authorized to issue unlimited preferred shares, in one or more series, with such designations, voting and other rights and preferences as may be determined from time to time by the board of directors. As of June 30, 2019 and December 31, 2018, there were 715,000 preferred shares issued and outstanding.

Warrants

For the six months ended June 30, 2019 and 2018, the Company did not issue new warrants, and the warrant holders did not exercise or forfeit any warrants. A summary of warrants activity for the six months ended June 30, 2019 and 2018 is as follows:

	Number of shares	Weighted average life	Expiration dates
Balance of warrants outstanding as of December 31, 2018	9,903,401	2.58 years	*

Balance of warrants outstanding as of June 30, 2019	9,903,401	2.08 years	*

*	As of June 30, 2019 and December 31, 2018, the Company's 9,903,401 shares of warrants were comprised of 9,280,323 shares which would expire on July 6, 2021, and 623,078 shares which would expire on July 9, 2022, respectively.

Series A Warrants

In connection with the private placement closed on July 10, 2018, the Company issued Series A warrants to investors to purchase a total of 576,924 ordinary shares with a warrant term of four (4) years. The Series A Warrants have an exercise price of US$2.60 per share. In January 2019, the Company agreed to reduce the exercise price of Series A Warrants to US$1.18.

The Series A Warrants have customary anti-dilution protections including a "full ratchet" anti-dilution adjustment provision which are triggered in the event the Company sells or grants any additional shares of common stock, options, warrants or other securities that are convertible into common stock at a price lower than $2.60 per share. The anti-dilution adjustment provision is not triggered by certain "exempt issuances" which among other issuances, includes the issuance of shares of common stock, options or other securities to officers, employees, directors, consultants or service providers.

Based on an evaluation as discussed in FASB ASC 815-15, "Embedded Derivatives" and FASB ASC 815-40-15, "Contracts in Entity's Own Equity – Scope and Scope Exceptions," the Company determined that the Series A Warrants were not considered indexed to its own stock because neither the occurrence of a sale of equity securities by the issuer at market nor the issuance of another equity contract with a lower strike price is an input to the fair value of a fixed-for-fixed option or forward on equity shares. As such, the Series A Warrants was classified as a liability. Liability classification requires the warrant to be re-measured to their fair value for each reporting period.

As of June 30, 2019 and December 31, 2018, the Company estimated fair value of the Series A Warrants at US$540,578 and $510,000, respectively, using the Black-Scholes valuation model, which took into consideration the underlying price of ordinary shares, a risk-free interest rate, expected term and expected volatility. As a result, the valuation of the warrant was categorized as Level 3 in accordance with ASC 820, "Fair Value Measurement".

On the June 30, 2019 and December 31, 2018, the Company estimated the fair value of Series A Warrants using the following assumption.

	On June 30, 2019	On December 31, 2018
Terms of warrants	36 months	42 months
Exercise price	1.18	2.60
Risk free rate of interest	1.56%	2.77%
Dividend yield	0.00%	0.00%
Annualized volatility of underlying stock	2.34	2.29

Series B Warrants

In connection with the private placement closed on July 10, 2018, the investors also received Series B warrants with an initial face amount of 200,000 ordinary shares, which are subject to adjustment not in excess of an aggregate of 462,843 ordinary shares (the "Series B Warrants") for nominal consideration. If on the 30th day after the closing date of the transaction (the "Adjustment Date"), the closing bid price of the Company's ordinary shares is less than US$2.60, the investors shall have the right to exercise the Series B Warrants and the number of ordinary shares to be issued to the investors upon exercise of the Series B Warrants shall be adjusted (upward or downward, as necessary) based on the closing bid price of the Company's ordinary shares on such date.

Based on an evaluation as discussed in FASB ASC 815-40-15, "Contracts in Entity's Own Equity – Scope and Scope Exceptions," the Company determined that the Series B Warrants were not considered indexed to its own stock because the settlement amount does not equal the difference between the fair value of a fixed number of the Company's shares and a fixed strike price. Liability classification requires the warrant to be re-measured to their fair value for each reporting period.

On August 9, 2018, the investors exercised the Series B Warrant for 390,579 ordinary shares at US$391.

Placement Agent Warrants

On April 6, 2018, the Company entered into a letter agreement with FT Global Capital, Inc., as exclusive placement agent (the "Placement Agent"), pursuant to which the Placement Agent has agreed to act as placement agent on a best efforts basis in connection with the above offering. In addition to the cash payments, the Company has also agreed to issue to the Placement Agent a warrant to purchase a number of ordinary shares equal to 6.0% of the aggregate number of ordinary shares sold in this offering, which warrant will have the same term as Series A Warrants, including exercise price, vesting period, antidilution terms and etc. As such, same as the classification of Series A Warrants, the Placement Agent Warrants were classified as a liability, which requires the warrant to be re-measured to their fair value for each reporting period.

As of June 30, 2019 and December 31, 2018, the Company estimated fair value of the Placement Agent Warrants at US$43,246 and US$40,800, respectively, using the Black-Scholes valuation model. The assumptions used to estimate the fair value of the warrants were the same as those used for Series A Warrants.

Allocation of Issuance Costs

In connection with the Private Placement closed on July 10, 2018, the Company incurred direct and incremental issuance costs of US$310,000. These costs were allocated to common stock, Series A Warrants and Series B Warrants in proportion to the allocation of proceeds. The issuance costs allocated to common stock were accounted for as a reduction of proceeds of the common stocks, while the issuance costs allocated to warrants were accounted for as non-operating expenses.